Commitments and Contingencies (Details Narrative)								12 Months Ended
	Oct. 08, 2015 USD ($)	May 23, 2013 USD ($)	May 23, 2013 EUR (€)	Feb. 04, 2013 USD ($)	Feb. 04, 2013 EUR (€)	Apr. 23, 2012 USD ($)	Apr. 23, 2012 EUR (€)	Dec. 31, 2017 USD ($) a Products $ / shares shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2017 € / shares	Sep. 26, 2017 USD ($)	Sep. 30, 2013
Commitments And Contingencies [Line Items]
Deferred revenue								$ 265,000		$ 227,000
Deferred revenue recognized								70,000
Long-term intangible asset								2,250,000
Other long-term assets								1,072,000		1,262,000
Accumulated amortization								1,178,000		988,000
Amortization of other deferred charges								190,000		211,000
Interest expense								24,000		42,000
Accrued expenses								34,000		18,000
Security deposit								20,000
Rent expense								131,000		126,000
Interest income								4,000		5,000
Investment in lease, net-current portion								20,000		27,000
Unearned interest current								3,000		4,000
Investment in lease, net-less current portion								39,000		61,000
Unearned interest noncurrent								3,000		5,000
License and Supply Agreement [Member] | December 31, 2018 through 2025 [Member]
Commitments And Contingencies [Line Items]
Amortization expense remainder fiscal year												$ 134,000
License Agreement [Member]
Commitments And Contingencies [Line Items]
Deferred revenue recognized								$ 2,798,000		69,000
Operating Lease One [Member]
Commitments And Contingencies [Line Items]
Area of a land | a								7,700
Lease expiration date								expires in November 2022	expires in November 2022
Monthly rent expense								$ 11,000
Security deposit								11,000
Operating Lease Two [Member]
Commitments And Contingencies [Line Items]
Monthly rent expense								9,000
Security deposit								$ 21,000
Equipment Lease Agreement [Member]
Commitments And Contingencies [Line Items]
Investment lease	$ 92,000
Unearned interest	14,000
Equipment Lease Agreement [Member] | Biocon 1, LLC [Member]
Commitments And Contingencies [Line Items]
Monthly rent expense	$ 1,800
Lease term	60 months
Bellco [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable | Products								125,000
First tier royalty per unit | $ / shares								$ 1.91
Second tier royalty per unit | $ / shares								$ 1.36
Deferred revenue recognized								$ 278,000
Bellco [Member] | License Agreement [Member]
Commitments And Contingencies [Line Items]
Royalty income								140,000		114,000
Bellco [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
First tier royalty per unit | € / shares											€ 1.75
Second tier royalty per unit | € / shares											€ 1.25
License Agreement with Bellco [Member]
Commitments And Contingencies [Line Items]
Deferred revenue								278,000		348,000
Deferred revenue recognized								210,000		183,000
Royalty income								55,000		$ 44,000
Medica Spa [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								1,900,000
License agreement payment		$ 500,000		$ 800,000		$ 700,000		$ 2,000,000
License agreement options to purchase shares | shares								300,000	300,000
Fair value of stock options granted to medica								$ 273,000
Debt instrument, interest rate, stated percentage													12.00%
Medica Spa [Member] | 2017 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								1,900,000
Medica Spa [Member] | 2018 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								2,700,000
Medica Spa [Member] | 2019 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								3,300,000
Medica Spa [Member] | 2020 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								3,400,000
Medica Spa [Member] | 2021 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								3,600,000
Medica Spa [Member] | 2022 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								3,800,000
Medica Spa [Member] | 2023 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								4,300,000
Medica Spa [Member] | 2024 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								4,500,000
Medica Spa [Member] | 2025 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment								$ 4,700,000
Medica Spa [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									€ 1,600,000
License agreement payment | €			€ 400,000		€ 600,000		€ 500,000		1,500,000
Medica Spa [Member] | EUR [Member] | 2017 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									1,600,000
Medica Spa [Member] | EUR [Member] | 2018 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									2,500,000
Medica Spa [Member] | EUR [Member] | 2019 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,000,000
Medica Spa [Member] | EUR [Member] | 2020 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,150,000
Medica Spa [Member] | EUR [Member] | 2021 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,300,000
Medica Spa [Member] | EUR [Member] | 2022 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,475,000
Medica Spa [Member] | EUR [Member] | 2023 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,625,000
Medica Spa [Member] | EUR [Member] | 2024 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									3,825,000
Medica Spa [Member] | EUR [Member] | 2025 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment | €									€ 4,000,000
Medica [Member] | April 23, 2014 through December 31, 2025 [Member]
Commitments And Contingencies [Line Items]
Royalty rate								3.00%	3.00%